SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2011
SEGMENT INFORMATION [Abstract]
Revenues by market
The Company operates in two markets. We operate in the tanker and drybulk carrier markets as an international provider of seaborne transportation of crude oil and drybulk cargoes. An analysis of revenues from these services is as follows:

(in thousands of $)	2011	2010	2009
Total operating revenues – tanker market	715,893	1,023,733	989,773
Total operating revenues – drybulk carrier market	86,608	136,912	124,983